Pacer CFRA-Stovall Equal Weight Seasonal Rotation ETF
Schedule of Investments
July 31, 2023 (Unaudited)
	Shares	Value
COMMON STOCKS - 99.8%
Consumer Staples - 49.1%
Altria Group, Inc.	17,961	$815,789
Archer-Daniels-Midland Co.	11,199	951,467
Brown-Forman Corp. - Class B	12,627	891,466
Bunge Ltd.	8,706	946,081
Campbell Soup Co.	17,636	808,082
Church & Dwight Co., Inc.	8,636	826,206
Colgate-Palmolive Co.	10,710	816,745
Conagra Brands, Inc. (a)	23,623	775,071
Constellation Brands, Inc. - Class A	3,368	918,790
Costco Wholesale Corp.	1,576	883,616
Dollar General Corp.	5,333	900,530
Dollar Tree, Inc. (b)	6,180	953,759
General Mills, Inc.	9,875	738,057
Hormel Foods Corp.	19,873	812,408
Kellogg Co.	12,095	809,035
Keurig Dr Pepper, Inc.	26,001	884,294
Kimberly-Clark Corp.	6,038	779,506
Lamb Weston Holdings, Inc.	7,151	741,058
McCormick & Co., Inc.	8,963	802,009
Molson Coors Brewing Co. - Class B	12,221	852,659
Mondelez International, Inc.	11,134	825,363
Monster Beverage Corp. (a)(b)	14,185	815,496
PepsiCo, Inc.	4,459	835,884
Philip Morris International, Inc.	8,773	874,844
Sysco Corp.	11,196	854,367
Target Corp. (a)	6,418	875,864
The Clorox Co. (a)	5,185	785,424
The Coca-Cola Co.	13,448	832,835
The Estee Lauder Cos., Inc. - Class A	4,622	831,960
The Hershey Co.	3,178	735,103
The JM Smucker Co. (a)	5,287	796,487
The Kraft Heinz Co.	22,028	796,973
The Kroger Co.	17,597	855,918
The Procter & Gamble Co.	5,547	866,996
Tyson Foods, Inc. - Class A	16,127	898,596
Walgreens Boots Alliance, Inc. (a)	25,860	775,024
Walmart, Inc.	5,307	848,377
		31,012,139
Health Care - 50.7%
Abbott Laboratories	4,618	514,122
AbbVie, Inc.	3,401	508,722
Agilent Technologies, Inc.	4,060	494,386
Align Technology, Inc. (a)(b)	1,547	584,596
AmerisourceBergen Corp.	2,633	492,108
Amgen, Inc.	2,146	502,486
Baxter International, Inc.	11,190	506,124
Becton Dickinson & Co.	1,865	519,626
Biogen, Inc. (b)	1,517	409,878
Bio-Rad Laboratories, Inc. - Class A (b)	1,304	528,589
Bio-Techne Corp.	5,999	500,317
Boston Scientific Corp. (b)	9,163	475,102
Bristol-Myers Squibb Co.	7,245	450,567
Cardinal Health, Inc.	5,422	495,950
Catalent, Inc. (b)	12,196	591,750
Centene Corp. (b)	6,813	463,897
Charles River Laboratories International, Inc. (b)	2,380	498,705
Cigna Corp.	1,767	521,442
CVS Health Corp. (a)	6,547	488,995
Danaher Corp.	2,001	510,375
DaVita, Inc. (b)	4,822	491,796
Dentsply Sirona, Inc.	12,288	510,198
DexCom, Inc. (a)(b)	3,782	471,086
Edwards Lifesciences Corp. (b)	5,583	458,197
Elevance Health, Inc.	1,006	474,460
Eli Lilly & Co.	1,053	478,641
GE HealthCare Technologies, Inc.	6,135	478,530
Gilead Sciences, Inc.	6,018	458,211
HCA Healthcare, Inc.	1,727	471,143
Henry Schein, Inc. (b)	6,275	494,407
Hologic, Inc. (b)	6,046	480,173
Humana, Inc.	917	418,913
IDEXX Laboratories, Inc. (a)(b)	1,045	579,693
Illumina, Inc. (a)(b)	2,342	450,015
Incyte Corp. (b)	7,700	490,644
Insulet Corp. (b)	1,661	459,682
Intuitive Surgical, Inc. (b)	1,513	490,817
IQVIA Holdings, Inc. (b)	2,271	508,159
Johnson & Johnson	2,941	492,706
Laboratory Corp. of American Holdings	2,163	462,731
McKesson Corp.	1,195	480,868
Medtronic PLC	5,614	492,685
Merck & Co., Inc.	4,246	452,836
Mettler-Toledo International, Inc. (b)	367	461,491
Moderna, Inc. (b)	3,811	448,402
Molina Healthcare, Inc. (b)	1,650	502,408
Organon & Co. (a)	23,687	520,640
Pfizer, Inc.	12,053	434,631
Quest Diagnostics, Inc.	3,489	471,748
Regeneron Pharmaceuticals, Inc. (b)	633	469,629
ResMed, Inc.	2,206	490,504
Revvity, Inc.	4,230	520,078
STERIS PLC (a)	2,275	513,126
Stryker Corp.	1,680	476,129
Teleflex, Inc.	1,978	496,814
The Cooper Cos., Inc.	1,362	532,896
Thermo Fisher Scientific, Inc.	907	497,635
UnitedHealth Group, Inc.	957	484,596
Universal Health Services, Inc. - Class B	3,442	478,300
Vertex Pharmaceuticals, Inc. (b)	1,405	495,038
Viatris, Inc.	50,087	527,416
Waters Corp. (a)(b)	1,883	520,103
West Pharmaceutical Services, Inc.	1,347	495,750
Zimmer Biomet Holdings, Inc.	3,453	477,032
Zoetis, Inc. (a)	2,878	541,323
		31,960,017
TOTAL COMMON STOCKS (Cost $64,127,463)		62,972,156
	Principal Amount
SHORT-TERM INVESTMENTS - 0.2%
Money Market Deposit Accounts - 0.2%
U.S. Bank Money Market Deposit Account, 4.210% (c)	$126,901	126,901
TOTAL SHORT-TERM INVESTMENTS (Cost $126,901)		126,901
	Shares
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 10.4%
Mount Vernon Liquid Assets Portfolio, LLC, 5.440% (c)	6,568,500	6,568,500
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $6,568,500)		6,568,500

Total Investments (Cost $70,822,864) - 110.4%		69,667,557
Liabilities in Excess of Other Assets - (10.4)%		(6,546,671)
TOTAL NET ASSETS - 100.0%		$63,120,886

Percentages are stated as a percent of net assets.
(a)	All or a portion of this security is on loan as of July 31, 2023. The total value of securities on loan is $6,378,019 or 10.1% of net assets.
(b)	Non-income producing security.
(c)	The rate shown is as of July 31, 2023.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poor Financial Services LLC ("S&P").  GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund's Administrator, U.S. Bancorp Fund Services, LLC.

For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or they may be defined by Fund management. This definition does not apply for all purposes of this report, which may combine sub-classifications for reporting ease.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of the financial statements. The financial statements have been prepared in conformity with accounting principals generally accepted in the United States of America (“GAAP”). The Funds are investment companies that follow the accounting and reporting guidelines of Accounting Standards Codification Topic 946 applicable to investment companies.

Securities, including master limited partnerships ("MLPs"), listed on a securities exchange, market or automated quotation system for which quotations are readily available, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, except for securities listed on Nasdaq Global Market (“Nasdaq”). If, on a particular day, there is no such reported sale, then the most recent quoted bid price will be used. For securities traded on Nasdaq, the Nasdaq Official Closing Price (“NOCP”) will be used. If a Fund holds foreign shares of a security for which there is no reported volume, and there is an actively trading local version of the security, the last quoted sale price of the local security shall be used. Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Investments in other open-end investment companies, including money market funds, are valued at the investment company’s net asset value per share, with the exception of exchange-traded open-end investment companies, which are priced as equity securities described above.

Fixed-income securities are normally valued on the basis of quotes obtained from independent pricing services in accordance with procedures adopted by the Board of Trustees. The independent pricing services may employ methodologies that utilize market transactions (if the security is actively traded), broker-dealer supplied valuations, or matrix pricing. Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates market value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                            Options on securities that are listed on an exchange shall be valued at the sale price on such exchange (or any other exchange on which such options are listed) having the trade closest to the close of the New York Stock Exchange (“NYSE”) on the day of valuation or, if there was no sale on any of the applicable options exchanges on such day, at the mean between the highest bid and lowest ask price on any of such exchanges on such day closest to the close of the NYSE on such day. On the last trading day prior to expiration, expiring options may be priced at intrinsic value.
                                                                                                                                                                                                                                                                                                                                                                                                                                                                                             Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the twenty, sixty, ninety, and one-hundred eighty day forward rates provided by an independent source.

Futures contracts are valued at the settlement price on the exchange on which they are principally traded.

Units of Mount Vernon Liquid Assets Portfolio are not traded on an exchange and are valued at the investment company’s NAV per share as provided by its administrator.

Deposit accounts are valued at acquisition cost, which approximates fair value.

The Trust's Valuation Procedures provide for the designation of the Adviser as "Valuation Designee". If no quotation is available from either a pricing service, or one or more brokers or there is reason to question the reliability or accuracy of a quotation supplied, securities are valued at fair value as determined in good faith, by the Valuation Designee pursuant to procedures established by the Funds' Board of Trustees (the "Board").

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund's investments as of July 31, 2023:

Description^	Level 1	Level 2	Level 3	Investments Measured at Net Asset Value	Total
Common Stocks	$ 62,972,156	$ -	$ -	$ -	$ 62,972,156
Short-Term Investments	126,901	-	-	-	126,901
Investments Purchased with Proceeds from Securities Lending	-	-	-	6,568,500	6,568,500
Total Investments in Securities	$ 63,099,057	$ -	$ -	$ 6,568,500	$ 69,667,557
^ See the Schedules of Investments for sector breakouts.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.